Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38992
Entity Registrant Name	AFYA LIMITED
Entity Central Index Key	0001771007
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Alameda Oscar Niemeyer
Entity Address, Address Line Two	No. 119
Entity Address, City or Town	Minas Gerais
Entity Address, Country	BR
Entity Address, Postal Zip Code	504
Title of 12(b) Security	Class A common shares, par value US$0.00005 per share
Trading Symbol	AFYA
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1448
Auditor Name	ERNST & YOUNG
Auditor Location	Belo Horizonte, Brazil
Class A Ordinary Shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	47,920,068
Class B Ordinary Shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	45,802,763
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Alameda Oscar Niemeyer
Entity Address, Address Line Two	No. 119
Entity Address, City or Town	Minas Gerais
Entity Address, Country	BR
Entity Address, Postal Zip Code	504
City Area Code	55
Local Phone Number	3515-7550
Contact Personnel Name	Virgilio Deloy Capobianco Gibbon
Contact Personnel Email Address	ir@afya.com.br